Summary of Significant Accounting Policies (Details 1) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Dilutive adjustments to the weighted average number of common shares
Total	7,694,731	5,034,422
Common stock purchase warrants [Member]
Dilutive adjustments to the weighted average number of common shares
Total	4,926,119	2,546,143
Stock options [Member]
Dilutive adjustments to the weighted average number of common shares
Total	2,768,612	2,488,279